Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Leases	Leases
The Company leases its operating facilities in Novato, California, under a non-cancelable operating lease through May 31, 2027. There are no options or rights to extend the term of this lease.
The following table reflects the Company’s ROU assets and lease liabilities as of September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Assets:
Operating lease ROU assets, net	$1,020,947	$1,267,121
Liabilities:
Operating lease liabilities, current	$394,208	$361,305
Operating lease liabilities	762,904	1,062,633
	$1,157,112	$1,423,938
The following table presents supplemental cash flow information related to the Company’s operating leases for the three and nine months ended:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Operating cash flows from operating leases	$116,994	$110,278	$345,302	$330,833
As of September 30, 2024, the maturity of operating lease liabilities was as follows:

Year ending December 31:
2024 (remaining)	$116,994
2025	476,164
2026	490,449
2027	206,864
Total payments	1,290,471
Less: Interest	(133,359)
Present value of obligations	$1,157,112
The operating lease expense for the three months ended September 30, 2024 and 2023 was $113,748 and $113,536, respectively, of which $5,532 and $5,319, respectively, were related to leases with a term of less than 12 months. The operating lease expense for the nine months ended September 30, 2024 and 2023 was $341,031 and $340,354, respectively, of which $16,383 and $15,705, respectively, were related to leases with a term of less than 12 months.
As of September 30, 2024, the weighted-average remaining lease term was 2.7 years and the weighted-average discount rate was 8% for the nine months ended September 30, 2024. As of September 30, 2023, the weighted-average remaining lease term was 3.7 years and the weighted-average discount rate was 8% for the nine months ended September 30, 2023.	Leases
The Company leases its operating facilities in Novato, California, under a non-cancelable operating lease through May 31, 2027. There are no options or rights to extend the term of this lease.
The following table reflects the Company’s ROU assets and lease liabilities as of December 31:

	2023	2022
Assets:
Operating lease ROU assets, net	$1,267,121	$1,572,323
Liabilities:
Operating lease liabilities, current	$361,305	$313,448
Operating lease liabilities	1,062,633	1,423,938
	$1,423,938	$1,737,386
The following table presents supplemental cash flow information related to the Company’s operating leases for the years ended December 31:

	2023	2022
Operating cash flows from operating leases	$441,111	$428,263
As of December 31, 2023, the maturity of operating lease liabilities was as follows:

Year ending December 31:
2024	$462,295
2025	476,164
2026	490,449
2027	206,864
Total payments	1,635,772
Less: Interest	(211,834)
Present value of obligations	$1,423,938
The operating lease expense for the years ended December 31, 2023 and 2022, was $453,889 and $452,894, respectively, of which $21,024 and $20,029, respectively, were related to leases with a term of less than 12 months.
The weighted-average remaining lease term was approximately 3.4 years as of December 31, 2023. The weighted-average discount rate for the year ended December 31, 2023 was 8%.